Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2019
Bottom of range [member]
Disclosure of subsidiaries [line items]
Long-term average commodity price period	3 years
Bottom of range [member] | Mobile equipment [member]
Disclosure of subsidiaries [line items]
Useful lives of plant and equipment	3 years
Bottom of range [member] | Buildings and plant facilities [member]
Disclosure of subsidiaries [line items]
Useful lives of plant and equipment	25 years
Top of range [member]
Disclosure of subsidiaries [line items]
Leach column test duration	400 days
Projected metal recovery period	3 years
Long-term average commodity price period	5 years
Top of range [member] | Mobile equipment [member]
Disclosure of subsidiaries [line items]
Useful lives of plant and equipment	7 years
Top of range [member] | Buildings and plant facilities [member]
Disclosure of subsidiaries [line items]
Useful lives of plant and equipment	50 years
Weighted average [member]
Disclosure of subsidiaries [line items]
Leach column test duration	150 days
Huaron mine [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Morococha mine [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	92.00%
Shahuindo mine [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
La Arena mine [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
La Colorada mine [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Dolores mine [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manantial Espejo mine & COSE project [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Joaquin project [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Navidad project [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
San Vicente mine [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	95.00%
Bell Creek and Timmins West mines [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Escobal mine [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%